RELATED PARTY TRANSACTIONS (Details) - USD ($)		Feb. 29, 2016	Feb. 28, 2015
Amounts due from related parties-current	[1]	$ 2,594,430	$ 159,502
Amounts due from related parties-non-current	[1]	1,342,999	319,005
Amounts due to related parties-current	[2]	$ 4,277,896	$ 22,077

[1]	The amounts due from related parties represent loans or prepayment to certain investees.
[2]	The amounts due to related parties are in connection with service provided by certain investees or advances received on behalf of certain investees.